Acquisitions and divestitures - Results of discontinued operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discontinued operations
Net operating revenue	$ 37,570	$ 36,696	$ 35,713
Financial results, net	(3,413)	(4,957)	(3,019)
Income (loss) before income taxes	$ (2,775)	6,816	7,829
Loss from discontinued operations		(92)	(813)
Loss attributable to noncontrolling interests			(7)
Loss attributable to Vale's stockholders		(92)	(806)
Discontinued operations
Discontinued operations
Net operating revenue		121	1,746
Cost of goods sold and services rendered		(120)	(1,605)
Operating expenses		(4)	(141)
Impairment		(124)	(885)
Operating loss		(127)	(885)
Financial results, net		(5)	(28)
Equity results in associates and joint ventures			(2)
Income (loss) before income taxes		(132)	(915)
Income taxes		40	102
Loss from discontinued operations		(92)	(813)
Loss attributable to noncontrolling interests			(7)
Loss attributable to Vale's stockholders		$ (92)	$ (806)